Revenue - Disclosure Of Revenue from contracts with customers (Detail) - PEN (S/) S/ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	S/ 809,863	S/ 864,148	S/ 1,583,605	S/ 1,687,981
Insurance revenue	284,075	256,336	552,202	508,532
Revenue	1,093,938	1,120,484	2,135,807	2,196,513
Healthcare services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	724,583	784,082	1,419,059	1,535,260
Sale of medicines [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	S/ 85,280	S/ 80,066	S/ 164,546	S/ 152,721